Note 28 Contingent and commitment - Parenthetical information (Detail: Text Values) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy	€ 1.3	€ 1.1